Other Non-Current Assets - Schedule of Other Non-current Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Value-added tax receivable	¥ 1,109	¥ 18,045
Value-added tax receivable refunded	¥ 18,000